Supplement to the Man-Glenwood Lexington, LLC January 24, 2003 Prospectus

The following information replaces the similar information found in the "Appendix B: Performance Information" section on page B-4.

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                  Historical              S&P 500(1)          Salomon Bond(2)
                  Performance
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               Monthly    Annual     Monthly     Annual     Monthly     Annual
   Month        Total      Total      Total      Total       Total      Total
  Endings      Return     Return     Return      Return     Return      Return
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  10-02         0.18%                 9.43%                 -2.40%
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  11-02         0.77%                 5.27%                  1.03%
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  12-02         0.75%      2.00%     -5.89%     -22.98%      3.61%      16.33%
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  01-03*        0.35%                -2.59%                  0.21%
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  02-03*       -0.09%                -1.55%                  2.64%
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  03-03*       -0.07%                 0.99%                 -0.80%
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  Annualized
  Standard                 4.55%                 14.82%                 6.79%
  Deviation
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  Compound
  Annual
  ROR                     11.53%                 8.68%                  8.99%
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* Actual performance of the Portfolio Company net of Lexington's 3% annualized expense limitation.

Source:  Glenwood Capital Investments, L.L.C., Datastream and Micropal

1. S&P 500 Index (dividends reinvested)
2. Salomon High Grade Corporate Bond Index

May 21, 2003